Operating Leases (Details 1) - CAD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Lease Liabilty, beginning balance	$ 4,702,292	$ 1,776,115	$ 0
Adoption of IFRS 16			1,906,403
Lease liability expense	479,164	347,446	155,051
Additions		3,246,553
Disposal	(4,739,149)	(118,200)
Lease payments	(499,929)	(559,580)	(282,095)
Effect of foreign exchange rate changes	57,622	9,958	(3,244)
Lease Liabilty, Ending balance	0	4,702,292	1,776,115
Current Lease Liabilty
Beginning balance	(68,138)	(367,629)
Ending balance	0	(68,138)	(367,629)
Long-term Lease Liability
Beginning balance	4,634,154	1,408,488
Ending balance	$ 0	$ 4,634,154	$ 1,408,488